Subsequent Events (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 16, 2024 MW-M	Jan. 01, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Subsequent Events
Stock options granted | shares				58,020	823,140
Exercise of stock options (in shares) | shares				221,977	65,552	144,931
SAFE notes with valuation cap at $300 million
Subsequent Events
Debt valuation cap			$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
SAFE notes with valuation cap at $500 million
Subsequent Events
Debt valuation cap			500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Subsequent Event
Subsequent Events
Data centers service term	20 years
Renewal term	20 years
Third parties right of refusal term	36 months
Proceeds from power purchase agreement			$ 25,000,000
Subsequent Event | Stock options
Subsequent Events
Stock options granted | shares		58,020
Vesting period		5 years
Exercise of stock options (in shares) | shares		221,977
Subsequent Event | Minimum
Subsequent Events
Power capacity | MW-M	100
Subsequent Event | Maximum
Subsequent Events
Power capacity | MW-M	500
Subsequent Event | SAFE notes
Subsequent Events
Aggregate amount		$ 10,232,000
Subsequent Event | SAFE notes with valuation cap at $300 million
Subsequent Events
Aggregate amount		1,864,800
Debt valuation cap		300,000,000
Subsequent Event | SAFE notes with valuation cap at $500 million
Subsequent Events
Aggregate amount		8,367,200
Debt valuation cap		$ 500,000,000